Note 3 - Trade Receivables (Details) - Trade Receivables	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Trade Receivables [Abstract]
Trade receivables	¥ 64,163,666	$ 9,905,163	¥ 45,392,525
Allowance for doubtful accounts	(9,497,995)	(1,466,238)	(4,502,766)	$ (695,108)	¥ (3,682,874)	¥ (2,811,934)
Trade receivables, net	¥ 54,665,671	$ 8,438,925	¥ 40,889,759